Segment Information - Summary of Number of Employees (Detail) - Employees	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of number of employees [line items]
Number of employees	22,271	22,322	23,757
Americas [member]
Disclosure of number of employees [line items]
Number of employees	7,675	7,960	8,570
The Netherlands [member]
Disclosure of number of employees [line items]
Number of employees	3,534	3,521	3,582
United Kingdom [member]
Disclosure of number of employees [line items]
Number of employees	2,476	2,307	2,261
Joint ventures and associates [member]
Disclosure of number of employees [line items]
Number of employees	4,228	4,193	5,162
Joint ventures and associates [member] | Americas [member]
Disclosure of number of employees [line items]
Number of employees	733	669	651
Joint ventures and associates [member] | United Kingdom [member]
Disclosure of number of employees [line items]
Number of employees	59	47	62
Asset management [member]
Disclosure of number of employees [line items]
Number of employees	1,675	1,527	1,535
Asset management [member] | Joint ventures and associates [member]
Disclosure of number of employees [line items]
Number of employees	191	183	173
Holding and other activities [member]
Disclosure of number of employees [line items]
Number of employees	321	409	416
International [member]
Disclosure of number of employees [line items]
Number of employees	6,590	6,598	7,393
International [member] | Joint ventures and associates [member]
Disclosure of number of employees [line items]
Number of employees	3,245	3,294	4,276